Income Taxes, Income Tax (Benefit) Provision (Details) - USD ($)		3 Months Ended								12 Months Ended
	Dec. 22, 2017	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Tax (benefit) Provision [Abstract]
Current tax at U.S. statutory rate										$ (4,503,629)	$ (655,419)
Effect of state tax										(2,322,410)	(78,345)
Effect of valuation allowance										9,309,430	213,463
Warranty Liability										(4,776,042)	0
Effect of non-US income tax rates										939,695	2,391
Net Operating Loss True-Up										0	154,533
Effect of non-deductible expenses										0	184,425
Transaction expenses										428,384	0
Stock compensation										282,076	182,591
Other, net										(280,014)	(3,639)
Total income tax (benefit) provision		$ (871,575)	$ (50,935)	$ 0	$ 0	$ 0	$ (3,101)	$ 3,101	$ 0	$ (922,510)	$ 0
U.S. corporate income tax rate	35.00%									21.00%	21.00%